Investments - Impairment tests (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) item	Dec. 31, 2021 BRL (R$) item
Business combinations
Projection period	5 years
Recoverable amounts of the CGUs | R$	R$ 2,128,580	R$ 891,774
Number of hypotheses alteration reasonably possible foreseen | item	2	2